Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000764624
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 1, 2011
Prospectus Date	rr_ProspectusDate	Dec 1, 2011

Western Asset Short Term Yield Fund
Western Asset Short Term Yield Fund
Investment objective
The fund seeks current income.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Western Asset Short Term Yield Fund	Class FI	Class I	Class IS
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge (load)	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Western Asset Short Term Yield Fund		Class FI	Class I	Class IS
Management fees		0.25%	0.25%	0.25%
Distribution and service (12b-1) fees		0.25%	none	none
Other expenses	[1]	0.46%	0.36%	0.26%
Total annual fund operating expenses		0.96%	0.61%	0.51%
Fees waived and/or expenses reimbursed	[2]	(0.26%)	(0.16%)	(0.16%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		0.70%	0.45%	0.35%
[1]	"Other expenses" for Class FI shares, Class I shares and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.70% for Class FI shares, 0.45% for Class I shares and 0.35% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
Expense Example - Western Asset Short Term Yield Fund (USD $)	1 year	3 years
Class FI	72	280
Class I	46	179
Class IS	36	148

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund is newly offered; therefore it does not have a turnover rate to report for the most recent fiscal year.

The fund invests in securities through an underlying fund: Short Term Yield Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Short Term Yield Portfolio.

Principal investment strategies

The fund invests in U.S. dollar denominated investment grade fixed income securities, including corporate debt securities, bank obligations, commercial paper, asset-backed and mortgage-backed securities, structured instruments and securities issued by the U.S. government and its agencies and instrumentalities, U.S. states and municipalities, or foreign governments. Foreign securities will generally be limited to issuers, including banks, corporations and foreign governments, located in the major industrialized countries.

The fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.

Under normal circumstances, the effective duration of the fund's portfolio, as estimated by the fund's portfolio managers, is expected to be one year or less. Duration is a measure of the underlying portfolio's price sensitivity to changes in prevailing interest rates. The assumptions that are made about a security's features and options when calculating effective duration may prove to be incorrect. As a result, investors should be aware that effective duration is not an exact measurement and may not reliably predict a security's price sensitivity to changes in yield or interest rates. The fund expects to maintain a dollar-weighted average effective maturity of not more than 18 months, but in any event will maintain a dollar weighted average effective maturity of not more than three years. The "average effective portfolio maturity" of the fund is a weighted average of all the maturities of the securities in the portfolio, computed by weighting each security's effective maturity, as estimated by the fund's portfolio managers, by the market value of the security. For the purposes of determining the fund's average effective maturity, a security's maturity date will generally be deemed to be the next interest rate reset date for an adjustable rate security or, if earlier, the date of the next demand feature such as a put feature, when the fund would be entitled to receive payment of principal and interest. The portfolio managers may also take into account estimated future prepayments on securities, such as mortgage-backed securities, with uncertain future cash flows and estimations of call features and similar features and options. These estimates may prove to be incorrect. In addition, the fund will not purchase a security if, at the time of purchase, the security has a remaining final maturity, taking into account demand features, but without taking into account any interest reset provisions, of more than five years, or, with respect to asset- or mortgage-backed securities, an average life of more than five years. Average life refers to the weighted average of the times at which principal repayments are expected to be fully repaid.

The fund invests only in securities that, at the time of purchase, are rated in one of the top three rating categories (which may include gradations within each category) or the equivalent short term rating by one or more rating agencies followed by the fund or, if unrated, are judged by the subadviser to be of comparable quality.

The fund may use instruments such as derivatives, including futures and option contracts, and synthetic instruments. The fund may use one or more types of these instruments without limit. The fund is permitted to engage in a variety of transactions using derivatives, but only for hedging purposes.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund's portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign securities risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets are lower than estimated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of investing in fewer issuers. To the extent the fund invests its assets in a small number of issuers, the fund will be more susceptible to negative events affecting those issuers.

Portfolio turnover risk. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from fund performance.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the quality, relative yield, value or market trends affecting a particular security, industry or sector, or about interest rates, is incorrect.

Not a money market fund. The fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the fund's investment may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the fund's investments. The fund does not attempt to maintain a stable net asset value. Therefore, the fund's net asset value per share will fluctuate.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").

Performance

The fund is newly offered. Once the fund has a performance record of at least one calendar year, the fund's performance will be included in its Prospectus.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/ individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
Western Asset Short Term Yield Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	280
Western Asset Short Term Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.45%
1 year	rr_ExpenseExampleYear01	46
3 years	rr_ExpenseExampleYear03	179
Western Asset Short Term Yield Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.35%
1 year	rr_ExpenseExampleYear01	36
3 years	rr_ExpenseExampleYear03	148
Western Asset Short Term Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Western Asset Short Term Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund is newly offered; therefore it does not have a turnover rate to report for the most recent fiscal year.

Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying fund: Short Term Yield Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Short Term Yield Portfolio
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class FI shares, Class I shares and Class IS shares are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The fund invests in securities through an underlying fund: Short Term Yield Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Short Term Yield Portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests in U.S. dollar denominated investment grade fixed income securities, including corporate debt securities, bank obligations, commercial paper, asset-backed and mortgage-backed securities, structured instruments and securities issued by the U.S. government and its agencies and instrumentalities, U.S. states and municipalities, or foreign governments. Foreign securities will generally be limited to issuers, including banks, corporations and foreign governments, located in the major industrialized countries.

The fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.

Under normal circumstances, the effective duration of the fund's portfolio, as estimated by the fund's portfolio managers, is expected to be one year or less. Duration is a measure of the underlying portfolio's price sensitivity to changes in prevailing interest rates. The assumptions that are made about a security's features and options when calculating effective duration may prove to be incorrect. As a result, investors should be aware that effective duration is not an exact measurement and may not reliably predict a security's price sensitivity to changes in yield or interest rates. The fund expects to maintain a dollar-weighted average effective maturity of not more than 18 months, but in any event will maintain a dollar weighted average effective maturity of not more than three years. The "average effective portfolio maturity" of the fund is a weighted average of all the maturities of the securities in the portfolio, computed by weighting each security's effective maturity, as estimated by the fund's portfolio managers, by the market value of the security. For the purposes of determining the fund's average effective maturity, a security's maturity date will generally be deemed to be the next interest rate reset date for an adjustable rate security or, if earlier, the date of the next demand feature such as a put feature, when the fund would be entitled to receive payment of principal and interest. The portfolio managers may also take into account estimated future prepayments on securities, such as mortgage-backed securities, with uncertain future cash flows and estimations of call features and similar features and options. These estimates may prove to be incorrect. In addition, the fund will not purchase a security if, at the time of purchase, the security has a remaining final maturity, taking into account demand features, but without taking into account any interest reset provisions, of more than five years, or, with respect to asset- or mortgage-backed securities, an average life of more than five years. Average life refers to the weighted average of the times at which principal repayments are expected to be fully repaid.

The fund invests only in securities that, at the time of purchase, are rated in one of the top three rating categories (which may include gradations within each category) or the equivalent short term rating by one or more rating agencies followed by the fund or, if unrated, are judged by the subadviser to be of comparable quality.

The fund may use instruments such as derivatives, including futures and option contracts, and synthetic instruments. The fund may use one or more types of these instruments without limit. The fund is permitted to engage in a variety of transactions using derivatives, but only for hedging purposes.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund's portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign securities risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets are lower than estimated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of investing in fewer issuers. To the extent the fund invests its assets in a small number of issuers, the fund will be more susceptible to negative events affecting those issuers.

Portfolio turnover risk. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from fund performance.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the quality, relative yield, value or market trends affecting a particular security, industry or sector, or about interest rates, is incorrect.

Not a money market fund. The fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the fund's investment may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the fund's investments. The fund does not attempt to maintain a stable net asset value. Therefore, the fund's net asset value per share will fluctuate.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund is newly offered. Once the fund has a performance record of at least one calendar year, the fund's performance will be included in its Prospectus.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/ individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund is newly offered. Once the fund has a performance record of at least one calendar year, the fund's performance will be included in its Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/ individualinvestors/products/mutual-funds/annualized_performance (select share class)

[1]	"Other expenses" for Class FI shares, Class I shares and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.70% for Class FI shares, 0.45% for Class I shares and 0.35% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 1, 2011